9A. Stock-Based Compensation (Details A) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Number of Options
Number of Options Outstanding, Beginning	500,000
Number of Options Issued		500,000
Number of Options Outstanding, End	500,000	500,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 4.54
Weighted Average Exercise Price Issued		$ 4.54
Weighted Average Exercise Price Outstanding, Ending	$ 4.54	$ 4.54
Other Stock Options
Number of Options
Number of Options Outstanding, Beginning	584,650	584,650
Number of Options Issued
Number of Option Forfeited
Number of Options Outstanding, End	584,650	584,650
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.53	$ 0.53
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Outstanding, Ending	$ 0.53	$ 0.53